Other liabilities parenthetical (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities Disclosures [Abstract]
Variable lease payments that are not included in the measurement of lease liabilities	₩ 74	₩ 1,987
Cash outflows from leases	288,447	299,061
Interest expense on lease liabilities	₩ 20,984	₩ 22,787